Share-Based Payments	6 Months Ended
Jun. 30, 2024
Share-Based Payments
Share-Based Payments

Note 7 – Share-Based Payments

Restricted Stock Unit Program

Genmab has established an RSU program (equity-settled share-based payment transactions) as an incentive for Genmab’s employees, members of the Executive Management, and members of the Board of Directors. RSUs granted to Executive Management are performance-based.

	Six Months Ended
	June 30,
	2024	2023
RSUs granted	452,485	281,061
Weighted average fair value per RSU granted (DKK)	2,010.05	2,640.65

RSUs vested	130,579	87,719

Refer to Note 4.6 in the Annual Report for details on the RSU program.

Warrant Program

Genmab has established a warrant program (equity-settled share-based payment transactions) as an incentive for all Genmab employees. Following Genmab’s Annual General Meeting on March 29, 2023, members of the registered Executive Management and members of the Board of Directors may only be granted RSUs.

	Six Months Ended
	June 30,
	2024	2023
Warrants granted	345,079	193,853
Weighted average exercise price per warrant granted (DKK)	2,006.50	2,657.01
Weighted average Black-Scholes fair value per warrant granted (DKK)	650.72	937.43

Warrants exercised	62,374	76,852
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,208.46	1,337.58
% change in share capital - warrants exercised	0.09%	0.12%

Refer to Note 4.6 in the Annual Report for details on the warrant program.

Share-Based Compensation Expense

Share-based compensation expenses related to Genmab’s RSU and warrant programs for the first six months of 2024 were DKK 349 million compared to DKK 271 million for the first six months of 2023.

Share Repurchases

As of June 30, 2024, Genmab’s 2021 and 2023 authorizations have shares available for repurchase, whereas Genmab’s 2019 authorization has expired. In addition, at Genmab’s Annual General Meeting on March 13, 2024, a new authorization to acquire treasury shares up to a nominal amount of DKK 3,500,000 was granted.

	2024 Authorization	2023 Authorization	2021 Authorization
Number of shares authorized for repurchase[1]	3,500,000	500,000	500,000
Actual shares repurchased under authorization	1,821,853	—	450,000
Shares available for repurchase as of June 30, 2024	1,678,147	500,000	50,000
[1] Nominal value of DKK 3,500,000 for 2024, and DKK 500,000 for 2023 and 2021 Authorizations

As announced on February 14, 2024, and March 15, 2024, Genmab initiated two share buy-back programs. The purpose of the share buy-back program announced on February 14, 2024, was to honor Genmab’s commitments under the RSU program. The share buy-back program announced on March 15, 2024, was in support of Genmab’s capital allocation strategy. During the first six months of 2024, Genmab acquired 2,011,853 of its own shares under both programs, representing approximately 3.0% of share capital as of December 31, 2023. The total amount incurred to acquire the shares, including directly attributable costs, was DKK 3,879 million and was recognized as a deduction to shareholders’ equity. These shares are classified as treasury shares and are presented within retained earnings on the Consolidated Balance Sheets as of June 30, 2024. During the first six months of 2023, Genmab acquired 220,000 of its own shares, representing approximately 0.3% of share capital as of December 31, 2022. The total amount incurred to acquire the shares, including directly attributable costs, was DKK 564 million and was recognized as a deduction to shareholders’ equity.

As of June 30, 2024, 2,670,991 treasury shares were held by Genmab.